Note 19 - Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of the components and trade and other receivables [text block]
	2018	2017

Bullion revenue receivable	2,695	1,386
VAT receivables	2,743	2,947
Deposits for stores and equipment and other receivables	954	629
	6,392	4,962